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                                         STATE STREET BANK AND TRUST COMPANY
                                                              LEGAL DIVISION
                                                         1776 HERITAGE DRIVE
                                      NORTH QUINCY, MASSACHUSETTS 02171-2197
                                                              (617) 985-1131


December 29, 1997


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  The Valiant Fund (the "Fund") (File Nos. 33-59840 and 811-7582)
     ---------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the forms of prospectuses and statement of additional information dated December 19, 1997 for the Fund do not differ from those contained in Post-Effective Amendment No. 6 (the "Amendment No. 6") to the Fund's Registration Statement on Form N-1A. Amendment No. 6 was filed electronically on December 19, 1997.

If you have any questions concerning this matter, please call me directly at
(617) 985-1131.

Very truly yours,

/s/ Cynthia Surprise

Cynthia Surprise
Vice President and Associate Counsel

cc:  Richard F. Curcio
     Timothy Diggins, Esq.
     Richard S. Enfield
     Susan M. Schwartz